Intangible Assets	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets
Note 9 - Intangible Assets

		December 31
		2020	2021
	Useful	US$ thousands
Original cost:
Capitalization of software development costs	3	2,983	6,546
Licenses	3	556	565
		3,539	7,111
Accumulated amortization:
Capitalization of software development costs		2,163	2,366
Licenses		206	431
		2,369	2,797

Intangible assets, net:
Capitalization of software development costs		820	4,180
Licenses		350	134
		1,170	4,314
Amortization expense for the years ended December 31, 2019, 2020 and 2021 were US$ 266 thousand, US$ 378 thousand and US$ 428 thousand, respectively. The company recorded an impairment charge of US$ 1,657 thousand in the year ended December 31, 2020, for software that will no longer be utilized by the company and the asset value and accumulated amortization were written off. The impairment was recorded in cost of sales.